UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                   FORM N-Q

                  QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF
                    REGISTERED MANAGEMENT INVESTMENT COMPANY


Investment Company Act file number: 811-7852

Exact Name of Registrant as Specified in Charter:  USAA MUTUAL FUNDS TRUST

Address of Principal Executive Offices and Zip Code: 9800 FREDERICKSBURG ROAD
                                                     SAN ANTONIO, TX  78288

Name and Address of Agent for Service:               MARK S. HOWARD
                                                     USAA MUTUAL FUNDS TRUST
                                                     9800 FREDERICKSBURG ROAD
                                                     SAN ANTONIO, TX  78288

Registrant's Telephone Number, Including Area Code:  (210) 498-0226

Date of Fiscal Year End:   JULY 31

Date of Reporting Period:  APRIL 30, 2007



ITEM 1.  SCHEDULE OF INVESTMENTS.
USAA MUTUAL FUNDS TRUST - 3RD QUARTER REPORT - PERIOD ENDED APRIL 30, 2007

[USAA
EAGLE
LOGO (R)]


                                USAA INCOME FUND

                      3RD QUARTER PORTFOLIO OF INVESTMENTS


                                 APRIL 30, 2007

                                                                      (FORM N-Q)

48484-0607                                   (C)2007, USAA. All rights reserved.

                                                                               1
P O R T F O L I O
=================------------------------------------------------------------
                   of INVESTMENTS


USAA INCOME FUND
APRIL 30, 2007 (UNAUDITED)

    PRINCIPAL                                                                                               MARKET
       AMOUNT                                                            COUPON                              VALUE
       (000)       SECURITY                                                RATE       MATURITY               (000)
 -----------------------------------------------------------------------------------------------------------------

                   CORPORATE OBLIGATIONS (25.5%)

                   CONSUMER DISCRETIONARY (2.0%)
                   -----------------------------
                   AUTOMOBILE MANUFACTURERS (1.4%)
$      15,000      DaimlerChrysler N.A. Holding Corp.,
                      Global Debentures                                  8.00%         6/15/2010   $        16,194
       10,000      Toyota Motor Credit Corp., MTN (a)                    4.85          2/27/2015             9,716
                                                                                                   ---------------
                                                                                                            25,910
                                                                                                   ---------------
                   BROADCASTING & CABLE TV (0.6%)
       10,000      Comcast Cable Communications, Inc.,
                      Senior Notes                                       6.88          6/15/2009            10,346
                                                                                                   ---------------
                   Total Consumer Discretionary                                                             36,256
                                                                                                   ---------------

                   CONSUMER STAPLES (3.8%)
                   -----------------------
                   BREWERS (0.2%)
        5,000      Miller Brewing Co., Guaranteed Notes (b)              4.25          8/15/2008             4,933
                                                                                                   ---------------
                   DRUG RETAIL (0.5%)
        9,931      CVS Corp., Lease Pass-Through
                     Certificates (b)                                    6.04         12/10/2028             9,991
                                                                                                   ---------------
                   FOOD RETAIL (0.3%)
        5,000      Kroger Co., Notes                                     5.50          2/01/2013             4,959
                                                                                                   ---------------
                   HOUSEHOLD PRODUCTS (1.4%)
       17,000      Clorox Co., Notes                                     6.13          2/01/2011            17,585
        8,000      SC Johnson & Son, Inc., Senior Notes (b)              5.00         12/15/2012             7,845
                                                                                                   ---------------
                                                                                                            25,430
                                                                                                   ---------------
                   HYPERMARKETS & SUPER CENTERS (0.3%)
        5,000      Costco Wholesale Corp., Senior Notes                  5.30          3/15/2012             5,052
                                                                                                   ---------------
                   PACKAGED FOODS & MEAT (1.1%)
       15,000      Kellogg Co., Notes, Series B                          6.60          4/01/2011            15,766
        5,000      Wm Wrigley Junior Co., Notes                          4.30          7/15/2010             4,890
                                                                                                   ---------------
                                                                                                            20,656
                                                                                                   ---------------
                   Total Consumer Staples                                                                   71,021
                                                                                                   ---------------

                   ENERGY (1.2%)
                   -------------
                   INTEGRATED OIL & GAS (1.2%)
       21,000      Phillips Petroleum Co., Notes                         8.75          5/25/2010            23,242
                                                                                                   ---------------

                   FINANCIALS (9.4%)
                   -----------------
                   CONSUMER FINANCE (2.8%)
       10,000      American Honda Finance Corp., MTN (b)                 5.46(c)       5/11/2007            10,000
       25,200      Household Finance Corp., Notes                        6.38         10/15/2011            26,304
                   SLM Corp.,
        7,000      MTN, CPI Floating Rate Notes                          3.45(c)       6/01/2009             6,639

2
P O R T F O L I O
=================---------------------------------------------------------------
                   of INVESTMENTS
                   (continued)

USAA INCOME FUND
APRIL 30, 2007 (UNAUDITED)

    PRINCIPAL                                                                                               MARKET
       AMOUNT                                                            COUPON                              VALUE
       (000)       SECURITY                                                RATE       MATURITY               (000)
 -----------------------------------------------------------------------------------------------------------------
$      10,000      Notes                                                 5.38%         1/15/2013   $         9,384
                                                                                                   ---------------
                                                                                                            52,327
                                                                                                   ---------------
                   LIFE & HEALTH INSURANCE (0.3%)
        5,000      Great-West Life & Annuity Insurance Co.,
                      Bonds (b)                                          7.15          5/16/2046(d)          5,288
                                                                                                   ---------------
                   MULTI-LINE INSURANCE (0.3%)
        5,000      AIG Sunamerica Global Financing, Senior Notes (b)     6.30          5/10/2011             5,221
                                                                                                   ---------------
                   OTHER DIVERSIFIED FINANCIAL SERVICES (1.8%)
        8,000      Associates Corp. of North America, Global
                     Senior Notes                                        6.25         11/01/2008             8,131
       10,000      Bank One Corp., Subordinated Notes                    7.88          8/01/2010            10,849
        5,000      Citigroup, Inc., Global Notes                         4.13          2/22/2010             4,893
       10,000      MBNA American Bank, MTN                               6.75          3/15/2008            10,109
                                                                                                   ---------------
                                                                                                            33,982
                                                                                                   ---------------
                   PROPERTY & CASUALTY INSURANCE (1.4%)
       15,000      Berkshire Hathaway Finance Corp., Senior Notes        4.85          1/15/2015            14,617
        5,000      Ohio Casualty Corp., Notes                            7.30          6/15/2014             5,328
        5,000      Travelers Companies, Inc., Junior Subordinated
                      Debentures                                         6.25          3/15/2067(d)          5,016
                                                                                                   ---------------
                                                                                                            24,961
                                                                                                   ---------------
                   REGIONAL BANKS (0.7%)
        5,000      Chittenden Corp., Subordinated Notes                  5.80          2/14/2017(d)          5,039
        8,000      Hudson United Bank, Subordinated Notes                7.00          5/15/2012             8,606
                                                                                                   ---------------
                                                                                                            13,645
                                                                                                   ---------------
                   REITS - RETAIL (1.4%)
        9,000      Chelsea Property Group, Notes                         6.00          1/15/2013             9,309
       15,000      Pan Pacific Retail Properties, Inc., Notes            7.95          4/15/2011            16,421
                                                                                                   ---------------
                                                                                                            25,730
                                                                                                   ---------------
                   THRIFTS & MORTGAGE FINANCE (0.7%)
       12,000      Washington Mutual, Inc., Subordinated Notes           8.25          4/01/2010            12,963
                                                                                                   ---------------
                   Total Financials                                                                        174,117
                                                                                                   ---------------

                   HEALTH CARE (1.5%)
                   ------------------
                   BIOTECHNOLOGY (1.1%)
       10,000      Amgen, Inc., Senior Notes                             4.85         11/18/2014             9,718
       10,000      Genentech, Inc., Senior Notes                         4.75          7/15/2015             9,641
                                                                                                   ---------------
                                                                                                            19,359
                                                                                                   ---------------
                   LIFE SCIENCES TOOLS & SERVICES (0.1%)
        2,500      Thermo Electron Corp., Notes                          5.00          6/01/2015             2,367
                                                                                                   ---------------
                   MANAGED HEALTH CARE (0.3%)
        5,000      Highmark, Inc., Senior Notes (b)                      6.80          8/15/2013             5,289
                                                                                                   ---------------
                   Total Health Care                                                                        27,015
                                                                                                   ---------------

                                                                               3
P O R T F O L I O
=================---------------------------------------------------------------
                   of INVESTMENTS
                   (continued)

USAA INCOME FUND
APRIL 30, 2007 (UNAUDITED)

    PRINCIPAL                                                                                               MARKET
       AMOUNT                                                            COUPON                              VALUE
       (000)       SECURITY                                                RATE       MATURITY               (000)
 -----------------------------------------------------------------------------------------------------------------

                   INDUSTRIALS (2.7%)
                   ------------------
                   BUILDING PRODUCTS (0.4%)
$       8,000      USG Corp., Notes (b)                                  6.30%        11/15/2016   $         8,008
                                                                                                   ---------------
                   CONSTRUCTION & FARM MACHINERY & HEAVY TRUCKS (0.8%)
                   John Deere Capital Corp.,
       10,000          Global Debentures                                 5.10          1/15/2013             9,938
        5,000          MTN, Series 2005D                                 5.47(c)       6/10/2008             5,009
                                                                                                   ---------------
                                                                                                            14,947
                                                                                                   ---------------
                   ENVIRONMENTAL & FACILITIES SERVICES (0.6%)
       10,000      Waste Management, Inc., Senior Notes                  7.38          8/01/2010            10,619
                                                                                                   ---------------
                   RAILROADS (0.9%)
        2,058      CSX Transportation Inc., Notes                        9.75          6/15/2020             2,728
        2,842      Norfolk Southern Railway Co., Debentures              9.75          6/15/2020             3,792
       10,000      TTX Co., Notes (b)                                    5.40          2/15/2016             9,872
                                                                                                   ---------------
                                                                                                            16,392
                                                                                                   ---------------
                   Total Industrials                                                                        49,966
                                                                                                   ---------------

                   INFORMATION TECHNOLOGY (0.3%)
                   -----------------------------
                   COMMUNICATIONS EQUIPMENT (0.3%)
        5,000      Cisco Systems, Inc., Notes                            5.50          2/22/2016             5,036
                                                                                                   ---------------

                   TELECOMMUNICATION SERVICES (0.2%)
                   ---------------------------------
                   WIRELESS TELECOMMUNICATION SERVICES (0.2%)
        3,500      US Unwired, Inc., Secured Notes                       10.00         6/15/2012             3,818
                                                                                                   ---------------

                   UTILITIES (4.4%)
                   ----------------
                   ELECTRIC UTILITIES (2.5%)
        2,065      FPL Energy American Wind, Senior Secured Bond (b)     6.64          6/20/2023             2,153
        5,000      Gulf Power Co., Senior Notes, Series K                4.90         10/01/2014             4,847
       10,000      Northern States Power Co., First Mortgage Bond,
                     Series B                                            8.00          8/28/2012            11,316
        3,266      Power Contract Financing, Senior Notes (b)            6.26          2/01/2010             3,297
        5,000      PPL Capital Funding, Inc., Guaranteed Notes, Series A 4.33          3/01/2009             4,915
        8,960      Tristate General & Transport Association, Bonds (b)   6.04          1/31/2018             9,077
       10,000      West Penn Power Co., Notes                            6.63          4/15/2012            10,458
                                                                                                   ---------------
                                                                                                            46,063
                                                                                                   ---------------
                   GAS UTILITIES (1.4%)
        8,000      AGL Capital Corp., Guaranteed Notes                   6.38          7/15/2016             8,373
        5,000      Enbridge Energy Partners, LP, Senior Notes            5.35         12/15/2014             4,931
        8,000      Gulfstream Natural Gas Systems LLC, Senior Notes (b)  5.56         11/01/2015             7,976
        5,000      Southern Star Central Gas, Notes (b)                  6.00          6/01/2016             5,094
                                                                                                   ---------------
                                                                                                            26,374
                                                                                                   ---------------

4

P O R T F O L I O
=================---------------------------------------------------------------
                   of INVESTMENTS
                   (continued)

USAA INCOME FUND
APRIL 30, 2007 (UNAUDITED)

    PRINCIPAL                                                                                               MARKET
       AMOUNT                                                            COUPON                              VALUE
       (000)       SECURITY                                                RATE       MATURITY               (000)
 -----------------------------------------------------------------------------------------------------------------
                   MULTI-UTILITIES (0.5%)
$       5,000      Sempra Energy ESOP, Series 1999 (b)                   4.21%        11/01/2014(f)$         4,992
        5,000      South Carolina Electric & Gas Co., First
                     Mortgage Bond                                       5.30          5/15/2033             4,692
                                                                                                   ---------------
                                                                                                             9,684
                                                                                                   ---------------
                   Total Utilities                                                                          82,121
                                                                                                   ---------------
                   Total Corporate Obligations (cost: $459,302)                                            472,592
                                                                                                   ---------------

                   EURODOLLAR AND YANKEE OBLIGATIONS (11.0%)(G)

                   ENERGY (1.4%)
                   -------------
                   OIL & GAS DRILLING (0.3%)
        5,938      Delek & Avner-Yam Tethys Ltd., Secured Notes (b)      6.46 (c)      8/01/2013             5,929
                                                                                                   ---------------
                   OIL & GAS EXPLORATION & PRODUCTION (0.8%)
        5,000      Canadian Natural Resources Ltd., Notes                5.70          5/15/2017             5,024
       10,000      RAS Laffan Liquefied Natural Gas Co. Ltd. II, Bonds,
                     Series A (b)                                        5.30          9/30/2020             9,668
                                                                                                   ---------------
                                                                                                            14,692
                                                                                                   ---------------
                   OIL & GAS REFINING & MARKETING (0.3%)
        5,000      GS Caltex Corp., Notes (b)                            5.50         10/15/2015             4,982
                                                                                                   ---------------
                   Total Energy                                                                             25,603
                                                                                                   ---------------

                   FINANCIALS (5.8%)
                   -----------------
                   DIVERSIFIED BANKS (4.5%)
       10,000      ABN AMRO Bank N.V., Senior Notes                      5.42 (c)      5/11/2007            10,000
        6,000      Banco Santander, Subordinated Notes (b)               5.38         12/09/2014             6,007
        5,000      Canadian Imperial Bank Corp., Pass-Through
                      Certificates, Series 2002, Class A-1 (b)           7.26          4/10/2032             5,448
       20,000      Landesbank Baden-Wuerttemberg, MTN, Subordinated
                       Notes                                             6.35          4/01/2012            21,117
       10,000      Lloyds TSB Group plc, Bonds (b)                       6.27               -(d)             9,966
        5,000      Mizuho Capital Investment 1 Ltd., Subordinated
                       Bonds(b)                                          6.69               -(d)             5,144
        5,000      MUFG Capital Finance 1 Ltd., Guaranteed Preferred
                       Bonds                                             6.35               -(d)             5,116
       15,000      Nordea Bank AB, Subordinated Notes (b)                5.25         11/30/2012            14,996
        5,000      Sumitomo Mitsui Financial Group Preferred Capital,
                       Bonds (b)                                         6.08               -(d)             5,038
                                                                                                   ---------------
                                                                                                            82,832
                                                                                                   ---------------
                   OTHER DIVERSIFIED FINANCIAL SERVICES (0.3%)
        5,000      ZFS Finance USA Trust II, Bonds (b)                   6.45         12/15/2065(d)          5,067
                                                                                                   ---------------
                   PROPERTY & CASUALTY INSURANCE (0.2%)
        5,000      Catlin Insurance Co. Ltd., Notes (b)                  7.25               -(d)             5,049
                                                                                                   ---------------
                   REGIONAL BANKS (0.3%)
        5,000      Kaupthing Bank hf, Notes (b)                          7.13          5/19/2016             5,423
                                                                                                   ---------------

                                                                               5
P O R T F O L I O
=================---------------------------------------------------------------
                   of INVESTMENTS
                   (continued)

USAA INCOME FUND
APRIL 30, 2007 (UNAUDITED)

    PRINCIPAL                                                                                               MARKET
       AMOUNT                                                            COUPON                              VALUE
       (000)       SECURITY                                                RATE       MATURITY               (000)
 -----------------------------------------------------------------------------------------------------------------
                   REITS - RETAIL (0.5%)
$      10,000      Westfield Capital Corp., Senior Notes (b)             5.13%        11/15/2014   $         9,822
                                                                                                   ---------------
                   Total Financials                                                                        108,193
                                                                                                   ---------------

                   INDUSTRIALS (0.6%)
                   ------------------
                   BUILDING PRODUCTS (0.6%)
       10,000      CRH America, Inc., Notes                              6.00          9/30/2016            10,241
                                                                                                   ---------------

                   MATERIALS (1.3%)
                   ----------------
                   DIVERSIFIED METALS & MINING (0.3%)
        5,000      Glencore Funding, LLC, Notes (b)                      6.00          4/15/2014             5,000
                                                                                                   ---------------
                   FERTILIZERS & AGRICULTURAL CHEMICALS (1.0%)
       10,000      Agrium, Inc., Debentures                              8.25          2/15/2011            10,969
        8,000      Yara International ASA, Notes (b)                     5.25         12/15/2014             7,753
                                                                                                   ---------------
                                                                                                            18,722
                                                                                                   ---------------
                   Total Materials                                                                          23,722
                                                                                                   ---------------

                   GOVERNMENT (1.9%)
                   -----------------
                   FOREIGN GOVERNMENT (1.9%)
       25,000      Region of Lombardy, Global Notes                      5.80         10/25/2032            25,656
       10,000      Republic of Poland, Global Unsubordinated Notes       5.25          1/15/2014            10,102
                                                                                                   ---------------
                                                                                                            35,758
                                                                                                   ---------------
                   Total Government                                                                         35,758
                                                                                                   ---------------
                   Total Eurodollar and Yankee Obligations
                   (cost: $200,611)                                                                        203,517
                                                                                                   ---------------

                   ASSET-BACKED SECURITIES (1.6%)

                   FINANCIALS (1.4%)
                   -----------------
                   ASSET-BACKED FINANCING (1.4%)
       17,000      Chase Credit Card Owner Trust, Series 2002-5, Class A 5.42(c)      10/15/2009            17,013
       10,000      Rental Car Finance Corp., Series 2004-1A, Class A
                      (INS)(b)                                           5.52(c)       6/25/2009            10,014
                                                                                                   ---------------
                                                                                                            27,027
                                                                                                   ---------------
                   Total Financials                                                                         27,027
                                                                                                   ---------------

                   INDUSTRIALS (0.2%)
                   ------------------
                   AIRLINES (0.2%)
        2,975      America West Airlines, Inc., Pass-Through
                      Certificates, Series 1996-1, Class A, EETC         6.85          7/02/2009             2,995
                                                                                                   ---------------
                   Total Asset-Backed Securities (cost: $29,982)                                            30,022
                                                                                                   ---------------

6
P O R T F O L I O
=================---------------------------------------------------------------
                   of INVESTMENTS
                   (continued)

USAA INCOME FUND
APRIL 30, 2007 (UNAUDITED)

    PRINCIPAL                                                                                               MARKET
       AMOUNT                                                            COUPON                              VALUE
       (000)       SECURITY                                                RATE       MATURITY               (000)
 -----------------------------------------------------------------------------------------------------------------

                   COMMERCIAL MORTGAGE SECURITIES (15.1%)

                   FINANCIALS (15.1%)
                   ------------------
                   COMMERCIAL MORTGAGE-BACKED SECURITIES (14.8%)
                   Banc of America Commercial Mortgage, Inc.,
$       9,679          Series 2001-PB1, Class A2                         5.79%         5/11/2035   $         9,868
       10,000          Series 2003-1, Class A2                           4.65          9/11/2036             9,728
       10,000          Series 2006-2, Class AAB                          5.72          5/10/2045            10,278
                    Bear Stearns Commercial Mortgage Securities, Inc.,
        5,008          Series 1998-C1, Class F  (b)                      6.00          6/16/2030             5,097
       11,545          Series 2006-PW11, Class AAB                       5.46          3/11/2039            11,719
        4,000      Chase Commercial Mortgage Securities Corp., First
                       Mortgage Pass-Through Certificates, Series
                       1998-1, Class D                                   6.56          5/18/2030             4,036
                   Citigroup Commercial Mortgage Trust,
        5,000          Series 2005-EMG, Class AJ  (b)                    4.83          9/20/2051             4,879
       10,000          Series 2006-C5, Class ASB                         5.41         10/15/2049            10,058
        8,000      Credit Suisse First Boston Mortgage Capital,
                       Pass-Through Certificates, Series 2006-C1,
                       Class A3                                          5.56          2/15/2039             8,143
       10,000      Credit Suisse First Boston Mortgage Securities Corp.,
                       Series 2001-CK1, Class A3                         6.38         12/18/2035            10,347
       10,000      First Union National Bank Commercial Mortgage Trust,
                       Series 1999-C4, Class A2                          7.39         12/15/2031            10,413
                   GE Commercial Mortgage Corp., Pass-Through
                       Certificates,
        2,532          Series 2003-C2, Class A1                          2.78          7/10/2037             2,494
       10,000          Series 2006-C1, Class AAB                         5.52          3/10/2044            10,075
                   J.P. Morgan Chase Commercial Mortgage
                       Securities Corp.,
       12,215          Series 2005-CB12, Class A3A1                      4.82          9/12/2037            12,042
        7,000          Series 2006-CB16, Class ASB                       5.52          5/12/2045             7,089
       10,000          Series 2006-LDP6, Class A-SB                      5.49          4/15/2043            10,106
       10,000          Series 2006-LDP7, Class ASB                       5.88          4/15/2045            10,346
                   LB UBS Commercial Mortgage Trust, Pass-Through
                       Certificates,
        7,000          Series 2006-C6, Class AAB                         5.34          9/15/2039             7,028
       12,000          Series 2006-C7, Class AAB                         5.32         11/15/2038            12,026
                   Merrill Lynch Mortgage Trust, Commercial Mortgage
                       Pass-Through Certificates,
        7,000          Series 2002-MW1, Class A-4                        5.62          7/12/2034             7,119
       10,000          Series 2005-CIP1, Class ASB                       5.02          7/12/2038             9,896
                   Morgan Stanley Capital I, Inc.,
       10,000          Series 2006-HQ9, Class AAB                        5.69          7/12/2044            10,222
       11,425          Series 2006-T21, Class AAB                        5.17         10/12/2052            11,387
        7,000          Series 2006-T23, Class AAB                        5.80          8/12/2041             7,235
        2,250      Salomon Brothers Mortgage Securities VII, Inc.,
                       Series 2000-C3, Class A1                          6.34         12/18/2033             2,259
        5,000      Timberstar Trust, Subordinated Bonds, Series 2006-1A,
                       Class C (b)                                       5.88         10/15/2036             5,053
                   Wachovia Bank Commercial Mortgage Trust,

                                                                               7
P O R T F O L I O
=================---------------------------------------------------------------
                   of INVESTMENTS
                   (continued)

USAA INCOME FUND
APRIL 30, 2007 (UNAUDITED)

    PRINCIPAL                                                                                               MARKET
       AMOUNT                                                            COUPON                              VALUE
       (000)       SECURITY                                                RATE       MATURITY               (000)
 -----------------------------------------------------------------------------------------------------------------
$      10,000          Series 2005-C17, Class A4                         5.08%         3/15/2042   $         9,838
       10,500          Series 2005-C18, Class APB                        4.81          4/15/2042            10,280
       10,000          Series 2006-C29, Class APB                        5.30         11/15/2048             9,990
                   Wachovia Bank Commercial Mortgage Trust, Pass-Through
                       Certificates,
        5,000          Series 2005-C18, Class A2                         4.66          4/15/2042             4,927
       10,000          Series 2005-C19, Class A4                         4.61          5/15/2044             9,791
       10,350          Series 2005-C21, Class APB                        5.17         10/15/2044            10,327
                                                                                                   ---------------
                                                                                                           274,096
                                                                                                   ---------------
                   INTEREST-ONLY COMMERCIAL MORTGAGE-BACKED SECURITIES (0.3%)(H)
       27,750      Bear Stearns Commercial Mortgage Securities, Inc.,
                       Series 2004-ESA, Class X1 (acquired 6/17/2004;
                       cost $1,614) (b),(i)                              2.06          5/14/2016             1,052
       29,654      Greenwich Capital Commercial Funding Corp., Series
                       2002-C1, Class XP (acquired 8/13/2003; cost
                       $3,043) (b),(i)                                   2.01          1/11/2035             2,329
       35,021      Wachovia Bank Commercial Mortgage Trust, Series
                       2003-C4 (acquired 8/06/2003; cost: $1,770)
                       (b),(i)                                           1.16          4/15/2035               977
                                                                                                   ---------------
                                                                                                             4,358
                                                                                                   ---------------
                   Total Financials                                                                        278,454
                                                                                                   ---------------
                   Total Commercial Mortgage Securities (cost: $275,560)                                   278,454
                                                                                                   ---------------

                   U.S. GOVERNMENT AGENCY ISSUES (20.9%)(J)
                   DEBENTURES (0.5%)
       10,000          Fannie Mae, CPI Floating Rate Notes (+)           3.22(c)       2/17/2009             9,837
                                                                                                   ---------------
                   MORTGAGE-BACKED PASS-THROUGH SECURITIES (19.4%)
                   Fannie Mae (+),
       28,640          Pool 254766                                       5.00          6/01/2033            27,748
       21,724          Pool 829284                                       5.50          9/01/2035            21,518
       10,782          Pool 840966                                       5.50         10/01/2035            10,680
       18,417          Pool 852513                                       5.50          1/01/2036            18,242
       22,565          Pool 745418                                       5.50          4/01/2036            22,351
       24,826          Pool 928063                                       5.50          2/01/2037            24,566
       27,451          Pool 884031                                       6.00          5/01/2036            27,673
       22,472          Pool 885273                                       6.00          6/01/2036            22,654
        2,803          Pool 190312                                       6.50          4/01/2031             2,892
           49          Pool 594787                                       6.50          7/01/2031                51
        4,693          Pool 254239                                       6.50          3/01/2032             4,837
          129          Pool 050653                                       7.00         10/01/2022               135
           94          Pool 050724                                       7.00          3/01/2023                98
          521          Pool 197673                                       7.00          4/01/2023               543
                   Freddie Mac (+),
        6,859           Pool B19376                                      5.00          6/01/2020             6,768
       21,603           Pool G18095                                      5.00          1/01/2021            21,315
       19,720           Pool G18083                                      5.50         11/01/2020            19,764
        8,417           Pool J00766                                      5.50         12/01/2020             8,436
       10,897           Pool A42616                                      5.50         12/01/2035            10,793
       27,361           Pool A44446                                      5.50          4/01/2036            27,074

8
P O R T F O L I O
=================---------------------------------------------------------------
                   of INVESTMENTS
                   (continued)

USAA INCOME FUND
APRIL 30, 2007 (UNAUDITED)

    PRINCIPAL                                                                                               MARKET
       AMOUNT                                                            COUPON                              VALUE
       (000)       SECURITY                                                RATE       MATURITY               (000)
 -----------------------------------------------------------------------------------------------------------------
                   Government National Mortgage Assn. I,
$      15,821          Pool 604568                                       5.00%         8/15/2033   $        15,415
        1,335          Pool 465553                                       6.00          8/15/2028             1,359
        1,022          Pool 457821                                       6.00          9/15/2028             1,040
        1,619          Pool 486544                                       6.00          9/15/2028             1,648
       11,023          Pool 780860                                       6.00          9/15/2028            11,220
        3,131          Pool 486629                                       6.00         10/15/2028             3,187
        1,352          Pool 464490                                       6.00          1/15/2029             1,376
          276          Pool 486877                                       6.00          1/15/2029               281
        1,290          Pool 495891                                       6.00          1/15/2029             1,313
        2,037          Pool 603869                                       6.00          1/15/2033             2,070
           42          Pool 346619                                       6.50          6/15/2023                43
          576          Pool 344923                                       6.50          7/15/2023               593
          111          Pool 352137                                       6.50          7/15/2023               114
          338          Pool 370820                                       6.50          9/15/2023               349
          432          Pool 347695                                       6.50         10/15/2023               445
          736          Pool 354665                                       6.50         10/15/2023               759
           86          Pool 365963                                       6.50         10/15/2023                88
          751          Pool 337538                                       6.50         12/15/2023               774
        1,511          Pool 345138                                       6.50         12/15/2023             1,557
          344          Pool 366685                                       6.50          1/15/2024               354
          629          Pool 374670                                       6.50          2/15/2024               648
          318          Pool 422656                                       6.50          4/15/2026               328
        1,714          Pool 780793                                       6.50          5/15/2028             1,771
        3,818          Pool 564926                                       6.50         10/15/2031             3,943
          261          Pool 320067                                       7.00          5/15/2023               274
          181          Pool 352190                                       7.00          5/15/2023               190
          189          Pool 354578                                       7.00          5/15/2023               198
          222          Pool 354907                                       7.00          5/15/2023               233
          365          Pool 357171                                       7.00          6/15/2023               383
          304          Pool 357179                                       7.00          6/15/2023               319
          161          Pool 359752                                       7.00          6/15/2023               169
          115          Pool 337344                                       7.00          8/15/2023               121
        1,085          Pool 348925                                       7.00          8/15/2023             1,138
          220          Pool 352111                                       7.00          8/15/2023               231
          829          Pool 364585                                       7.00          8/15/2023               869
          384          Pool 358732                                       7.00          9/15/2023               403
          160          Pool 417226                                       7.00          1/15/2026               168
           78          Pool 417291                                       7.00          3/15/2026                82
           44          Pool 417333                                       7.00          3/15/2026                46
        1,178          Pool 780651                                       7.00         10/15/2027             1,237
          849          Pool 493950                                       7.00          6/15/2029               891
          513          Pool 504209                                       7.00          6/15/2029               538
          708          Pool 473009                                       7.00          7/15/2029               743
          916          Pool 564758                                       7.00          8/15/2031               961
          575          Pool 563613                                       7.00          7/15/2032               604
          882          Pool 352143                                       7.50          7/15/2023               924
        1,126          Pool 345637                                       7.50          6/15/2026             1,181
          329          Pool 422926                                       7.50          6/15/2026               345
        1,008          Pool 345761                                       7.50          7/15/2026             1,057
          530          Pool 447582                                       7.50          5/15/2027               555
          776          Pool 780716                                       7.50          2/15/2028               814
          671          Pool 780990                                       7.50         12/15/2028               704
          588          Pool 510300                                       7.50          8/15/2029               616

                                                                               9
P O R T F O L I O
=================---------------------------------------------------------------
                   of INVESTMENTS
                   (continued)

USAA INCOME FUND
APRIL 30, 2007 (UNAUDITED)

    PRINCIPAL                                                                                               MARKET
       AMOUNT                                                            COUPON                              VALUE
       (000)       SECURITY                                                RATE       MATURITY               (000)
 -----------------------------------------------------------------------------------------------------------------
                   Government National Mortgage Assn. II,
$       4,728          Pool 003375                                       5.50%         4/20/2033   $         4,701
        5,001          Pool 003273                                       6.00          8/20/2032             5,080
        3,301          Pool 003285                                       6.00          9/20/2032             3,354
        1,427          Pool 781494                                       6.50          8/20/2031             1,472
                                                                                                   ---------------
                                                                                                           359,414
                                                                                                   ---------------
                   OTHER U.S. GOVERNMENT GUARANTEED SECURITIES (1.0%)
        3,200      Perforadora Centrale S.A. de C.V. "A", Guaranteed
                       Bond,  Series A, Title XI                         5.24         12/15/2018             3,242
        4,333      Rowan Companies, Inc., Guaranteed Bond, Title XI      2.80         10/20/2013             4,037
       10,000      Totem Ocean Trailer Express, Inc., Series 2002-1,
                         Title XI                                        6.37          4/15/2028            11,028
                                                                                                   ---------------
                                                                                                            18,307
                                                                                                   ---------------
                   Total U.S. Government Agency Issues (cost: $385,221)                                    387,558
                                                                                                   ---------------

                   U.S. TREASURY SECURITIES (13.7%)
                   BONDS (2.6%)
       45,771      5.25%, 11/15/2028(a)                                                                     48,006
                                                                                                   ---------------
                   INFLATION-INDEXED NOTES (1.8%)(K)
       32,382      2.38%, 1/15/2025(a)                                                                      32,563
                                                                                                   ---------------
                   NOTES (9.3%)
       58,000      4.63%, 2/15/2017(a)                                                                      57,991
       38,000      4.00%, 2/15/2014(a)                                                                      36,766
       33,000      4.00%, 2/15/2015(a)                                                                      31,732
       15,000      4.25%, 8/15/2015(a)                                                                      14,634
       31,000      4.63%, 2/29/2012(a)                                                                      31,150
                                                                                                   ---------------
                                                                                                           172,273
                                                                                                   ---------------
                   Total U.S. Treasury Securities (cost: $252,606)                                         252,842
                                                                                                   ---------------

                   MUNICIPAL BONDS (2.4%)
                   APPROPRIATED DEBT (0.2%)
        3,230      New Jersey EDA RB, Series 2005B                       5.18         11/01/2015             3,214
                                                                                                   ---------------
                   CASINOS & GAMING (0.3%)
        5,000      Mashantucket (Western) Pequot Tribe, CT, RB (b)       5.91          9/01/2021             4,904
                                                                                                   ---------------
                   ELECTRIC/GAS UTILITIES (0.1%)
        2,795      North Carolina Eastern Municipal Power Agency RB,
                       Series G                                          5.55          1/01/2013            2 ,752
                                                                                                   ---------------

10

P O R T F O L I O
=================---------------------------------------------------------------
                   of INVESTMENTS
                   (continued)

USAA INCOME FUND
APRIL 30, 2007 (UNAUDITED)

    PRINCIPAL                                                                                               MARKET
       AMOUNT                                                            COUPON                              VALUE
       (000)       SECURITY                                                RATE       MATURITY               (000)
 -----------------------------------------------------------------------------------------------------------------
                   ESCROWED BONDS (0.1%)
$       1,000      New Jersey Turnpike Auth. RB, Series 2003B (INS)(PRE) 4.25%         1/01/2016   $           945
                                                                                                   ---------------
                   GENERAL OBLIGATION (0.1%)
        2,200      Marin County, CA, Taxable Pension GO  (INS)           4.89          8/01/2016             2,161
                                                                                                   ---------------
                   OIL & GAS REFINING & MARKETING (0.5%)
        9,500      Harris County, TX, IDRB, Series 2002                  5.68          3/01/2023(f)          9,574
                                                                                                   ---------------
                   SPECIAL ASSESSMENT/TAX/FEE (0.1%)
        2,000      New York Housing Finance Agency RB, Series 2006B      5.18          9/15/2010             2,012
                                                                                                   ---------------
                   TOLL ROADS (1.0%)
       19,000      New Jersey Turnpike Auth. RB, Series 2003B, Series B
                         (INS)                                           4.25          1/01/2016            18,116
                                                                                                   ---------------
                   Total Municipal Bonds (cost: $44,725)                                                    43,678
                                                                                                   ---------------

   PRINCIPAL
   AMOUNT
   $(000)/
   SHARES
 ----------------------------------------------------------------------------------------------------------

                   PREFERRED SECURITIES (7.1%)

                   CONSUMER STAPLES (0.4%)
                   -----------------------
                   AGRICULTURAL PRODUCTS (0.4%)
       70,000      Dairy Farmers of America, Inc., 7.88%, cumulative redeemable, perpetual(b)                7,210
                                                                                                   ---------------

                   FINANCIALS (6.7%)
                   -----------------
                   PROPERTY & CASUALTY INSURANCE (0.3%)
      200,000      Ace Ltd., depositary shares, Series C, 7.80%, cumulative redeemable, perpetual            5,177
                                                                                                   ---------------
                   REINSURANCE (0.3%)
       $5,000      Swiss Re Capital I L.P., 6.85%, perpetual(a),(b)                                          5,229
                                                                                                   ---------------
                   REITS - INDUSTRIAL (1.3%)
      120,000      AMB Property Corp., Series O, 7.00%, cumulative redeemable, perpetual                     3,083
      344,500      Prologis Trust, Inc., Series C, 8.54%, cumulative redeemable, perpetual                  20,853
                                                                                                   ---------------
                                                                                                            23,936
                                                                                                   ---------------
                   REITS - OFFICE (0.8%)
      400,000      Duke Realty Corp., Series M, 6.95%, cumulative redeemable, perpetual(a)                  10,256
      200,000      HRPT Properties Trust, Series C, 7.13%, cumulative redeemable, perpetual                  5,110
                                                                                                   ---------------
                                                                                                            15,366
                                                                                                   ---------------

                                                                              11
P O R T F O L I O
=================---------------------------------------------------------------
                   of INVESTMENTS
                   (continued)

USAA INCOME FUND
APRIL 30, 2007 (UNAUDITED)

                                                                                                            MARKET
    NUMBER OF                                                                                                VALUE
    SHARES         SECURITY                                                                                  (000)
 -----------------------------------------------------------------------------------------------------------------
                   REITS - RESIDENTIAL (1.5%)
      203,000      BRE Properties, Inc., Series C, 6.75%, cumulative redeemable, perpetual       $           5,139
      142,500      Equity Residential Properties Trust, depositary shares, Series K, 8.29%,
                   cumulative redeemable, perpetual                                                          8,180
      250,000      Post Properties, Inc., Series A, 8.50%, cumulative redeemable, perpetual                 14,820
                                                                                                   ---------------
                                                                                                            28,139
                                                                                                   ---------------
                   REITS - RETAIL (2.1%)
      200,000      Developers Diversified Realty Corp.,Series I, 7.50%, cumulative redeemable,
                   perpetual                                                                                 5,144
      415,000      Kimco Realty Corp., depositary shares, Series F, 6.65%, cumulative redeemable,
                   perpetual                                                                                10,466
      400,000      Realty Income Corp., Class D, 7.38%, cumulative redeemable, perpetual                    10,237
      289,100      Regency Centers Corp., Series 4, 7.25%, cumulative redeemable, perpetual                  7,462
      201,500      Weingarten Realty Investors, depositary shares, Series D, 6.75%, cumulative
                   redeemable, perpetual                                                                     5,087
                                                                                                   ---------------
                                                                                                            38,396
                                                                                                   ---------------
                   REITS - SPECIALIZED (0.4%)
      350,000      Public Storage, Inc., Series Z, 6.25%, cumulative redeemable, perpetual                   8,527
                                                                                                   ---------------
                   Total Financials                                                                        124,770
                                                                                                   ---------------
                   Total Preferred Securities (cost: $122,976)                                             131,980
                                                                                                   ---------------

    PRINCIPAL
       AMOUNT                                                            COUPON
        (000)                                                              RATE       MATURITY
 -----------------------------------------------------------------------------------------------------------------

                   MONEY MARKET INSTRUMENTS (2.4%)

                   COMMERCIAL PAPER (1.3%)

                   FINANCIALS (1.3%)
                   -----------------
                   THRIFTS & MORTGAGE FINANCE (1.3%)
   $   23,992      Countrywide Financial Corp.                           5.33%         5/01/2007            23,992

                   VARIABLE-RATE DEMAND NOTES (1.1%)(L)

                   CONSUMER DISCRETIONARY (0.2%)
                   -----------------------------
                   HOME FURNISHINGS (0.2%)
        3,990      Caddo Parrish, LA, IDB, IDRB, Series 2004 (LOC -
                       Capital One, N.A.)                                6.02          7/01/2024             3,990
                                                                                                   ---------------

                   FINANCIALS (0.5%)
                   -----------------
                   REAL ESTATE MANAGEMENT & DEVELOPMENT (0.5%)
        5,260      Blood Family Realty Ltd., Notes, Series 2000
                      (LOC - Sky Bank)                                   6.32         12/01/2025             5,260

12

P O R T F O L I O
=================---------------------------------------------------------------
                   of INVESTMENTS
                   (continued)

USAA INCOME FUND
APRIL 30, 2007 (UNAUDITED)

    PRINCIPAL                                                                                               MARKET
       AMOUNT                                                            COUPON                              VALUE
        (000)      SECURITY                                                RATE       MATURITY               (000)
 -----------------------------------------------------------------------------------------------------------------
$       1,705      Vista Funding Corp., Notes, Series 1999A
                      (LOC - Sky Bank)                                   6.57%         3/01/2019   $         1,705
        2,535      Wryneck Ltd., Notes, Series 2000 (LOC - Sky Bank)     6.32          1/01/2020             2,535
                                                                                                   ---------------
                   Total Financials                                                                          9,500
                                                                                                   ---------------

                   HEALTH CARE (0.3%)
                   ------------------
                   HEALTH CARE FACILITIES (0.3%)
        4,360      Louisiana Public Facilities Auth., RB, Series 2002D
                      (LOC - Capital One, N.A.)                          5.92          7/01/2028             4,360
                                                                                                   ---------------

                   UTILITIES (0.1%)
                   ----------------
                   MULTI-UTILITIES (0.1%)
        1,415      Sempra Energy ESOP, Series 1999A (b)                  5.85         11/01/2014             1,415
                                                                                                   ---------------
                   Total Variable-Rate Demand Notes                                                         19,265
                                                                                                   ---------------
                   Total Money Market Instruments
                   (cost: $43,257)                                                                          43,257
                                                                                                   ---------------

                   SHORT-TERM INVESTMENTS PURCHASED WITH CASH COLLATERAL FROM
                   SECURITIES LOANED (13.9%)

                   CORPORATE OBLIGATIONS (5.5%)

                   FINANCIALS (5.5%)
                   -----------------
                   OTHER DIVERSIFIED FINANCIAL SERVICES (2.8%)
       10,171      Deer Valley Funding, LLC (b)                          5.38(m)       5/30/2007            10,128
       25,000      Links Finance, LLC, Notes (b)                         5.37(c)       3/13/2008            25,002
       15,846      Working Capital Management (b),(n)                    5.39(m)       5/07/2007            15,832
                                                                                                   ---------------
                                                                                                            50,962
                                                                                                   ---------------
                   REGIONAL BANKS (2.7%)
       25,000      American Express Centurion Bank Notes                 5.32(c)      10/18/2007            25,002
       25,000      Bank of America N.A., Notes                           5.36(c)       2/08/2008            25,006
                                                                                                   ---------------
                                                                                                            50,008
                                                                                                   ---------------
                   Total Financials                                                                        100,970
                                                                                                   ---------------
                   Total Corporate Obligations                                                             100,970
                                                                                                   ---------------

                   REPURCHASE AGREEMENTS (8.4%)
       69,000      Credit Suisse First Boston LLC, 5.23%, acquired on
                       4/30/2007 and due 5/01/2007 at $69,000
                       (collateralized by $44,235 of Federal Home Loan
                       Bank Bonds (j)(+), 4.87%, due 5/25/2012; $26,205
                       of Fannie Mae Discount Notes (j )(+), 5.24% (m),
                       due 7/25/2007; combined market value $70,383)                                        69,000

P O R T F O L I O
=================---------------------------------------------------------------
                   of INVESTMENTS
                   (continued)

USAA INCOME FUND
APRIL 30, 2007 (UNAUDITED)

    PRINCIPAL                                                                                               MARKET
       AMOUNT                                                            COUPON                              VALUE
        (000)      SECURITY                                                RATE       MATURITY               (000)
 -----------------------------------------------------------------------------------------------------------------
$      56,000      Deutsche Bank Securities, Inc., 5.22%, acquired on
                       4/30/2007 and due 5/01/2007 at $56,000
                       (collateralized by $30,000 of Freddie Mac
                       Notes(j)(+), 5.00%, due 1/30/2014; Federal Home
                       Loan Bank Bonds(j)(+), 5.13%-5.60%, due
                       4/11/2008-3/3/2025; combined market value
                       $57,122)                                                                     $       56,000
       30,000      Merrill Lynch Government Securities, Inc., 5.20%,
                       acquired on 4/30/2007 and due 5/01/2007 at
                       $30,000 (collateralized by $30,590 of U.S.
                       Treasury Notes, 4.50%, due 3/31/2009; market
                       value $30,600)                                                                       30,000
                                                                                                   ---------------
                   Total Repurchase Agreements                                                             155,000
                                                                                                   ---------------

    NUMBER OF
       SHARES
 -----------------------------------------------------------------------------------------------------------------

                   MONEY MARKET FUNDS (0.0%)
      719,257      AIM Short-Term Investment Co. Liquid Assets
                       Portfolio, 5.24% (o)                                                                    719
                                                                                                   ---------------
                   Total Short-term Investments Purchased With Cash Collateral From
                   Securities Loaned (cost: $256,679)                                                      256,689
                                                                                                   ---------------


                    TOTAL INVESTMENTS (COST: $2,070,919)                                           $     2,100,589
                                                                                                   ===============

  N O T E S
==============-----------------------------------------------------------------
               to Portfolio of INVESTMENTS


USAA INCOME FUND
APRIL 30, 2007 (UNAUDITED)


GENERAL NOTES

USAA MUTUAL FUNDS TRUST (the Trust), registered under the Investment Company Act of 1940 (the 1940 Act), as amended, is a management investment company organized as a Delaware statutory trust consisting of 39 separate funds. The information presented in this quarterly report pertains only to the USAA Income Fund (the
Fund), which is classified as diversified under the 1940 Act.

A. SECURITY VALUATION - The value of each security is determined (as of the close of trading on the New York Stock Exchange (NYSE) on each business day the exchange is open) as set forth below:

1. Debt securities with maturities greater than 60 days are valued each business day by a pricing service (the Service) approved by the Trust's Board of Trustees. The Service uses the mean between quoted bid and asked prices or the last sales price to price securities when, in the Service's judgment, these prices are readily available and are representative of the securities' market values. For many securities, such prices are not readily available. The Service generally prices these securities based on methods that include consideration of yields or prices of securities of comparable quality, coupon, maturity, and type; indications as to values from dealers in securities; and general market conditions.

2. Equity securities, including exchange-traded funds (ETFs), except as otherwise noted, traded primarily on a domestic securities exchange or the Nasdaq over-the-counter markets are valued at the last sales price or official closing price on the exchange or primary market on which they trade. Equity securities traded primarily on foreign securities exchanges or markets are valued at the last quoted sales price, or the most recently determined official closing price calculated according to local market convention, available at the time the Fund is valued. If no last sale or official closing price is reported or available, the average of the bid and asked prices is generally used.

3. Investments in open-end investment companies, other than exchange traded funds, are valued at their net asset value (NAV) at the end of each business day.

4. Short-term securities with original or remaining maturities of 60 days or less may be valued at amortized cost, which approximates market value.

5. Repurchase agreements are valued at cost, which approximates market value.

  N O T E S
==============-----------------------------------------------------------------
               to Portfolio of INVESTMENTS
               (continued)

USAA INCOME FUND
APRIL 30, 2007 (UNAUDITED)


6. Futures contracts are valued at the last quoted sales price.

7. Securities for which market quotations are not readily available or are considered unreliable, or whose values have been materially affected by events occurring after the close of their primary markets but before the pricing of the Fund, are valued in good faith at fair value, using methods determined by USAA Investment Management Company (the Manager), an affiliate of the Fund, under valuation procedures approved by the Trust's Board of Trustees. The effect of fair value pricing is that securities may not be priced on the basis of quotations from the primary market in which they are traded and the actual price realized from the sale of a security may differ materially from the fair value price. Valuing these securities at fair value is intended to cause the Fund's NAV to be more reliable than it otherwise would be.

Fair value methods used by the Manager include, but are not limited to, obtaining market quotations from secondary pricing services, broker-dealers, or widely used quotation systems. General factors considered in determining the fair value of securities include fundamental analytical data, the nature and duration of any restrictions on disposition of the securities, and an evaluation of the forces that influenced the market in which the securities are purchased and sold.

B. REPURCHASE AGREEMENTS - The Fund may enter into repurchase agreements with commercial banks or recognized security dealers. These agreements are collateralized by obligations issued or guaranteed as to both principal and interest by the U.S. government, its agencies, or its instrumentalities. Government-sponsored enterprises (GSEs), such as Fannie Mae and Freddie Mac, are supported only by the credit of the issuing U.S. government agency, and are neither issued nor guaranteed by the U.S. government. The collateral obligations are marked-to-market daily to ensure their value is equal to or in excess of the repurchase agreement price plus accrued interest and are held by the Fund, either through its regular custodian or through a special "tri-party" custodian that maintains separate accounts for both the Fund and its counterparty, until maturity of the repurchase agreement. The Fund's Manager monitors the creditworthiness of sellers with which the Fund may enter into repurchase agreements.

C. LENDING OF PORTFOLIO SECURITIES - The Fund, through its third-party securities-lending agent, Wachovia Global Securities Lending (Wachovia), may lend its securities to qualified financial institutions, such as certain broker-dealers, to earn additional income. The borrowers are required to secure their loans continuously with cash collateral in an amount at least equal to the fair value of the securities loaned, initially in an amount at least equal to 102% of the fair value of domestic securities loaned and 105% of the fair

16

  N O T E S
==============-----------------------------------------------------------------
               to Portfolio of INVESTMENTS
               (continued)

USAA INCOME FUND
APRIL 30, 2007 (UNAUDITED)


value of international securities loaned. Cash collateral is invested in high-quality short-term investments. Risks to the Fund in securities-lending transactions are that the borrower may not provide additional collateral when required or return the securities when due, and that the value of the short-term investments will be less than the amount of cash collateral required to be returned to the borrower. The aggregate fair market value of the loaned portion of these securities as of April 30, 2007, was approximately $247,028,000.

D. As of April 30, 2007, the cost of securities, for federal income tax purposes, was approximately the same as that reported in the portfolio of investments. Gross unrealized appreciation and depreciation of investments as of April 30, 2007, were $41,332,000 and $11,662,000, respectively, resulting in net unrealized appreciation of $29,670,000.

E. The portfolio of investments category percentages shown represent the percentages of the investments to net assets, which were $1,849,737,000 at April 30, 2007, and, in total, may not equal 100%. A category percentage of 0.0% represents less than 0.1% of net assets.



SPECIFIC NOTES
(a) The security or a portion thereof was out on loan as of April 30, 2007.
(b) Restricted security that is not registered under the Securities Act of 1933. A resale of this security in the United States may occur in an exempt transaction to a qualified institutional buyer as defined by Rule 144A, and as such has been deemed liquid by the Manager under liquidity guidelines approved by the Trust's Board of Trustees, unless otherwise noted as illiquid.
(c) Variable-rate or floating-rate security - interest rate is adjusted periodically. The interest rate disclosed represents the current rate at April 30, 2007.
(d) Callable security expected to be called prior to maturity due to a scheduled change from a fixed to a floating interest rate, which is likely to be uneconomical to the issuer. Securities shown without a maturity date are perpetual and have no final maturity.

  N O T E S
==============-----------------------------------------------------------------
               to Portfolio of INVESTMENTS
               (continued)

USAA INCOME FUND
APRIL 30, 2007 (UNAUDITED)


(e) Callable/putable bond - provides the option for the issuer to call the bond at face value from the investor on a specified date prior to the bond's maturity. If the issuer does not exercise the call option, the investor is obligated under the put feature to sell the bond back to the issuer at face value on that specified date. The date shown is the final maturity date, but an earlier date is used in the dollar-weighted portfolio average maturity calculation as a result of the security's call/put feature.
(f)       Security has a mandatory put,  which  shortens its effective  maturity date.
(g) Eurodollar and Yankee obligations - Eurodollar obligations are dollar-denominated instruments that are issued outside the U.S. capital markets by foreign corporations and financial institutions and by foreign branches of U.S. corporations and financial institutions. Yankee obligations are dollar-denominated instruments that are issued by foreign issuers in the U.S. capital markets.
(h) Interest-only commercial mortgage-backed securities (CMBS IOs) - represent the right to receive only the interest payments on an underlying pool of commercial mortgage loans. The interest rate disclosed is the purchase yield, which reflects an anticipated yield based upon interest rates at the time of purchase and the estimated timing and amount of future cash flows. The principal amount represents the notional amount of the underlying pool on which current interest is calculated. CMBS IOs are backed by loans that have various forms of prepayment protection, which include lock-out provisions, yield maintenance provisions, and prepayment penalties. This serves to moderate their prepayment risk. CMBS IOs are subject to recessionary default-related prepayments that may have a negative impact on yield.
(i) Security deemed illiquid by the Manager, under liquidity guidelines approved by the Trust's Board of Trustees. The aggregate market value of these securities at April 30, 2007, was $4,358,000, which represented 0.2% of the Fund's net assets.
(j) U.S. government agency issues - mortgage-backed securities issued by Government National Mortgage Association (GNMA) and certain other U.S. government guaranteed securities are supported by the full faith and credit of the U.S. government. Securities issued by government-sponsored enterprises (GSEs) indicated with "+" are supported only by the credit of the issuing agency, instrumentality, or corporation, and are neither issued nor guaranteed by the U.S. government.

18

  N O T E S
==============-----------------------------------------------------------------
               to Portfolio of INVESTMENTS
               (continued)

USAA INCOME FUND
APRIL 30, 2007 (UNAUDITED)


(k) U.S. Treasury inflation-indexed notes - designed to provide a real rate of return after being adjusted over time to reflect the impact of inflation. Their principal value periodically adjusts to the rate of inflation. They trade at the prevailing real, or after-inflation, interest rates. The U.S. Treasury guarantees repayment of these securities of at least their face value in the event of sustained deflation or a drop in prices. Inflation adjustments to the face value of these securities are included in interest income.
(l) Variable-rate demand notes (VRDNs) - provide the right to sell the security at face value on either that day or within the rate-reset period. The interest rate is adjusted at a stipulated daily, weekly, monthly, quarterly, or other specified time interval to a rate that reflects current market conditions. VRDNs will normally trade as if the maturity is the earlier put date, even though stated maturity is longer.
(m) Zero-coupon security. Rate represents the effective yield at the date of purchase.
(n) Commercial paper issued in reliance on the "private placement" exemption from registration afforded by Section 4(2) of the Securities Act of 1933. Unless this commercial paper is subsequently registered, a resale of this commercial paper in the United States must be effected in a transaction exempt from registration under the Securities Act of 1933. Section 4(2) commercial paper is normally resold to other investors through or with the assistance of the issuer or an investment dealer who makes a market in this security, and as such has been deemed liquid by the Manager under liquidity guidelines approved by the Trust's Board of Trustees, unless otherwise noted as illiquid.
(o) Rate represents the money market fund annualized seven-day yield at April 30, 2007.

  N O T E S
==============-----------------------------------------------------------------
               to Portfolio of INVESTMENTS
               (continued)

USAA INCOME FUND
APRIL 30, 2007 (UNAUDITED)


          PORTFOLIO DESCRIPTION ABBREVIATIONS


CPI     Consumer Price Index
EDA     Economic Development Authority
EETC    Enhanced Equipment Trust Certificate
ESOP    Employee Stock Ownership Plan
GO      General Obligation
IDB     Industrial Development Board
IDRB    Industrial Development Revenue Bond
MTN     Medium-Term Note
PRE     Prerefunded to a date prior to maturity
RB      Revenue Bond
REIT    Real Estate Investment Trust


        Credit enhancements - add the financial strength of the provider of the enhancement to support the issuer's ability to repay the principal and interest payments when due. The enhancement may be provided by a high-quality bank, insurance company or other corporation, or a collateral trust. The enhancements do not guarantee the market values of the securities.


(INS)   Principal  and interest  payments  are insured by one of the  following:
        AMBAC Assurance Corp. or MBIA Insurance Corp.
(LOC) Principal and interest payments are guaranteed by a bank letter of credit or other bank credit agreement.



ITEM 2.  CONTROLS AND PROCEDURES

The principal executive officer and principal financial officer of USAA Mutual Funds Trust (Trust) have concluded that the Trust's disclosure controls and procedures are sufficient to ensure that information required to be disclosed by the Trust in this Form N-Q was recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission's rules and forms, based upon such officers' evaluation of these controls and procedures as of a date within 90 days of the filing date of the report.

There were no significant changes or corrective actions with regard to significant deficiencies or material weaknesses in the Trust's internal controls or in other factors that could significantly affect the Trust's internal controls subsequent to the date of their evaluation.



ITEM 3.  EXHIBITS.

Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.




                                   SIGNATURES


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:  USAA MUTUAL FUNDS TRUST - Period Ended April 30, 2007

By:*     /s/ MARK S. HOWARD
         -----------------------------------------------------------
         Signature and Title:  Mark S. Howard, Secretary

Date:    JUNE 22, 2007
         ------------------------------

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:*     /s/ CHRISTOPHER W. CLAUS
         -----------------------------------------------------
         Signature and Title:  Christopher W. Claus, President

Date:    JUNE 25, 2007
         ------------------------------


By:*     /s/ DEBRA K. DUNN
         ----------------------------------------------
         Signature and Title:  Debra K. Dunn, Treasurer

Date:    JUNE 25, 2007
         ------------------------------


*PRINT THE NAME AND TITLE OF EACH SIGNING OFFICER UNDER HIS OR HER SIGNATURE.